BNY Mellon New Jersey Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4%
Delaware — .4%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	500,000	555,360
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	500,000	553,417
				1,108,777
New Jersey — 86.9%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	11/1/2044	1,500,000	1,396,875
East Orange Board Of Education, COP (Insured; Assured Guaranty Corp.)(a)	0.00	2/1/2028	2,245,000	2,111,076
Edison, GO, Refunding	3.00	3/15/2033	1,365,000	1,332,593
Essex County Improvement Authority, Revenue Bonds (Sustainable Bond)	4.00	6/15/2056	4,560,000	3,717,967
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.75	11/1/2028	1,715,000	1,799,212
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1(a)	0.00	12/15/2034	3,000,000	2,133,094
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2036	1,250,000	1,267,933
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2037	2,000,000	2,024,554
Jersey City Municipal Utilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. E	5.75	10/15/2055	1,600,000	1,747,382
Jersey Redevelopment Agency, Revenue Bonds (Bayfront Redevelopment Project) (Insured; Municipal Government Guaranteed)	4.00	12/15/2031	5,000,000	5,247,539
Middlesex County Improvement Authority, Revenue Bonds (Rutgers University)	5.00	8/15/2053	4,000,000	4,127,216
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000	2,013,878
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2049	1,105,000	1,042,409
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2054	725,000	674,347
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	3,205,000	2,949,055
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	1,250,000	1,306,458
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	3,500,000	3,503,643
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)(c)	2.45	4/1/2026	2,250,000	2,250,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000	2,756,566
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000	1,780,299
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.)(c)	3.75	6/1/2028	500,000	501,893
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.) Ser. A(c)	2.20	12/3/2029	3,000,000	2,826,164
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Corp.)	5.00	6/1/2042	1,000,000	1,009,575
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	845,000	856,436
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	4.00	7/1/2050	1,000,000	907,339

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
New Jersey — 86.9% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/1/2050	3,000,000	2,537,183
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A	4.63	9/1/2048	2,500,000	2,511,885
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A2	5.00	3/1/2040	5,000,000	5,510,317
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2052	650,000	583,869
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2034	1,000,000	1,021,245
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,603,683
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The College of New Jersey) Ser. F	4.00	7/1/2035	1,365,000	1,365,676
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000	2,136,111
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	2,000,000	2,232,609
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. A	5.00	7/1/2038	550,000	610,256
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. A	5.00	7/1/2039	600,000	658,450
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	430,000	471,481
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000	2,037,186
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	2,255,000	2,261,469
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (AtlantiCare Health System Obligated Group)	4.00	7/1/2035	750,000	766,369
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	8,585,000	8,064,140
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group) Ser. A	4.25	7/1/2054	1,000,000	928,490
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2041	1,875,000	2,030,066
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000	1,007,695
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000	2,099,910
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000	7,358,104
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000	1,525,202
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.13	7/1/2054	2,565,000	2,259,905
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.25	7/1/2049	2,940,000	3,110,378
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Princeton Healthcare System)	5.00	7/1/2039	2,000,000	2,006,306
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3(c)	5.00	7/1/2026	6,000,000	6,035,195
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph’s Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000	2,792,025
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000	1,062,281

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
New Jersey — 86.9% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.00	12/1/2044	2,580,000	2,426,939
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.25	12/1/2045	1,000,000	988,555
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2028	1,450,000	1,517,662
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. C	5.25	12/1/2054	2,000,000	1,960,128
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,575,000	1,687,485
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000	2,038,862
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	5.00	4/1/2028	325,000	338,250
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	5.00	10/1/2028	485,000	509,250
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; HUD SECT 8) Ser. A	4.55	5/1/2055	810,000	773,650
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; HUD SECT 8) Ser. E1	4.55	5/1/2055	1,400,000	1,337,173
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,235,000	1,204,253
New Jersey Infrastructure Bank, Revenue Bonds (Sustainable Bond)	3.00	9/1/2038	3,075,000	2,732,216
New Jersey Institute of Technology, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2028	500,000	525,821
New Jersey Institute of Technology, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2032	325,000	363,735
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A(a)	0.00	12/15/2028	12,000,000	11,091,295
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A(a)	0.00	12/15/2038	6,330,000	3,806,595
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	3.00	6/15/2050	5,000,000	3,655,869
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA(d)	5.00	12/15/2030	325,000	359,269
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2050	4,200,000	4,321,024
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2055	2,000,000	2,038,588
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.00	6/15/2032	1,725,000	1,896,102
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	4.00	6/15/2046	1,000,000	928,911
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.25	6/15/2055	3,000,000	3,117,715
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	15,000,000	16,181,319
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	5,000,000	4,758,905
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2050	8,800,000	9,337,984
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2055	3,370,000	3,529,207
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	5.25	1/1/2052	3,570,000	3,722,615
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000	1,023,677
Ocean County, GO, Ser. A	3.00	8/1/2033	2,145,000	2,099,304
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	3,000,000	3,004,199
South Jersey Transportation Authority, Revenue Bonds, Ser. A	4.00	11/1/2050	1,000,000	898,213
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2035	5,165,000	5,517,713
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University Project) (Insured; Build America Mutual)	5.00	7/1/2054	700,000	712,549

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
New Jersey — 86.9% (continued)
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A(a)	0.00	9/1/2030	7,550,000	6,541,542
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	5,045,000	4,913,364
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	9,345,000	9,315,499
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	4,385,000	4,201,945
Union County Improvement Authority, Revenue Bonds (Union County Administration Complex Project) (Insured; County Guaranteed)	4.13	4/15/2054	1,700,000	1,574,152
				244,822,523
New York — 7.5%
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93	6.13	6/1/2094	3,000,000	3,005,700
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	7,000,000	7,074,493
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 212	4.00	9/1/2038	2,000,000	2,008,088
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223	4.00	7/15/2061	5,000,000	4,180,470
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,000,000	995,742
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 245	5.00	9/1/2054	3,790,000	3,923,624
				21,188,117
Pennsylvania — .8%
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,063,106
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,251,385
				2,314,491
U.S. Related — 2.8%
Guam, Revenue Bonds, Refunding, Ser. G	5.25	1/1/2039	900,000	970,125
Guam, Revenue Bonds, Refunding, Ser. G	5.25	1/1/2040	1,000,000	1,071,737
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.50	7/1/2043	750,000	808,455
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	1,000,000	1,070,304
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.50	7/1/2045	1,000,000	1,063,145
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2045	1,000,000	1,023,604
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,019,414
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	650,000	686,533
				7,713,317
Total Investments (cost $284,283,000)			98.4%	277,147,225
Cash and Receivables (Net)			1.6%	4,589,420
Net Assets			100.0%	281,736,645

COP—Certificate of Participation
GO—Government Obligation

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to $3,023,214 or 1.1% of net assets.

(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon New Jersey Municipal Bond Fund, Inc.
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	277,147,225	—	277,147,225
	—	277,147,225	—	277,147,225

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At March 31, 2026, accumulated net unrealized depreciation on investments was $7,135,775, consisting of $2,624,882 gross unrealized appreciation and $9,760,657 gross unrealized depreciation.

At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.